SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of impact of the adoption of ASC 842

The impacts of the adoption of ASC 842 as at January 1, 2019 are as follows:

	As reported as at		Balance as at
($ thousands)	December 31, 2018	Adjustments	January 1, 2019
Right-of-use assets	$—	$50,193	$50,193
Current portion of lease liabilities	—	(10,648)	(10,648)
Lease liabilities	—	(39,545)	(39,545)
Total	$—	$—	$—